Earnings Per Share - Summary of Number of Shares Attributable to Equity Holders (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares used to calculate basic earnings per share	136,700,491	134,562,177	136,344,030	134,517,869
Effect of other dilutive potential ordinary shares	3,620,938	4,471,455	4,005,235	4,515,005
Weighted average number of ordinary shares used to calculate diluted earnings per share	140,321,429	139,033,632	140,349,265	139,032,874